Other liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other liabilities
Sundry creditors	$ 14,698	$ 9,025
Cash balances undrawn	142	155
Accrued personnel obligations	3,584	4,388
Other obligations	2,248	2,288
Credit and debit card operation balances	2,446	2,435
Other liabilities	$ 23,118	$ 18,291